Mining Interest, Plant and Equipment - Summary of Mining Interest, Plant and Equipment (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 35,302
Ending balance	29,404	$ 35,302
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	100,104	96,660
Increase in ARO provision (note 12)	871
Additions	974	1,874
Sale of Altiplano		(2,137)
Effect of foreign exchange	(11,766)	3,707
Ending balance	90,183	100,104
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(64,802)	(59,042)
Depreciation for the year	(3,737)	(3,303)
Effect of foreign exchange	7,760	(2,457)
Ending balance	(60,779)	(64,802)
Mining Interests [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	25,652
Ending balance	22,837	25,652
Mining Interests [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	72,776	68,430
Increase in ARO provision (note 12)	871
Additions	491	1,613
Effect of foreign exchange	(8,637)	2,733
Ending balance	65,501	72,776
Mining Interests [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(47,124)	(43,936)
Depreciation for the year	(1,188)	(1,374)
Effect of foreign exchange	5,648	(1,814)
Ending balance	(42,664)	(47,124)
Plant and Equipment Mining [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,616
Ending balance	6,550	9,616
Plant and Equipment Mining [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	26,603	25,469
Additions	483	251
Effect of foreign exchange	(3,129)	883
Ending balance	23,957	26,603
Plant and Equipment Mining [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(16,987)	(14,493)
Depreciation for the year	(2,532)	(1,851)
Effect of foreign exchange	2,112	(643)
Ending balance	(17,407)	(16,987)
Plant and Equipment Altiplano [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,046
Sale of Altiplano		(2,137)
Effect of foreign exchange		91
Corporate Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	34
Ending balance	17	34
Corporate Equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	725	715
Additions		10
Ending balance	725	725
Corporate Equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(691)	(613)
Depreciation for the year	(17)	(78)
Ending balance	$ (708)	$ (691)